Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 4,595,754	₩ 4,569,793
Land [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	867,820	765,307
Buildings and structures [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,464,551	1,363,709
Machinery and equipment [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 2,263,383	₩ 2,440,777